Investment Strategy - Suncoast Select Growth ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that employs a disciplined investment approach focused on high-quality U.S. growth companies. Suncoast Equity Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “SEM”), is responsible for implementing the Fund’s investment strategy, which seeks to achieve above-market returns with lower risk by constructing a concentrated portfolio of the common stock of approximately 15–30 U.S.-listed companies.
The Sub-Adviser employs a bottom-up fundamental stock selection approach that blends value and growth principles to select securities for the Fund — the “SEM Disciplined Investment System” (“SEM-DIS”). Bottom-up investing is an investment approach that focuses on individual stock analysis with less focus or emphasis on macroeconomic factors. As part of SEM-DIS, the Sub-Adviser evaluates large and mid-capitalization companies for those that satisfy the Sub-Adviser’s growth criteria. The SEM-DIS strategy defines a growth company as a company that has demonstrated one or more of the following characteristics:

Strong Financial Performance	Emphasis on above-average return on capital, free cash flow generation, and moderate to low debt levels.

Established Track Records	Companies with consistent operating histories through different economic cycles.

Favorable Growth Prospects	Preference for companies with durable competitive advantages and long-term growth potential.

Aligned Management Teams	Prioritizes companies where management exhibits a strong ownership mentality (i.e., they operate like they own the company) and prudent capital allocation.
The Sub-Adviser believes that companies that demonstrate one or more of these characteristics are more likely to generate long-term stock price appreciation.
After the Sub-Adviser has identified the companies that satisfy its growth criteria, it analyzes such companies to determine which ones offer the highest long-term growth potential and provide a margin of safety. The margin of safety, the value component of the SEM-DIS strategy, is designed to take all the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” as an estimate of a company’s value based on the company’s fundamentals and expected future cash flows. When determining a company’s intrinsic value, the Sub-Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) increasing amounts of free cash flow; (2) consistently growing sales and earnings; and (3) minimal debt in relation to free cash flow or no debt at all. The Sub-Adviser generally avoids companies that are trading above their intrinsic valuations.
The Sub-Adviser expects the Fund’s initial investment in a company will range from 2–4% of the Fund’s portfolio and will generally be pared back if the position grows to represent more than 10% of the Fund’s portfolio. In addition, the Fund will not “concentrate” (invest 25% or more of its net assets) in any industry, but, at times, the Fund may focus its investments in one or more sectors of the economy.
The Sub-Adviser seeks to identify long-term investments, so the Fund is expected to hold an investment on average for a period of 3–5 years. The Sub-Adviser may sell a security if it no longer aligns with its investment criteria due to such things as a potential threat to the company’s competitive advantage, a material change to a company’s management team, or a degradation in its prospects for long-term earnings growth. The Sub-Adviser may also sell a security if it is believed by the Sub-Adviser to be overvalued or if a more attractive investment opportunity exists.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in growth companies. The Sub-Adviser defines a growth company for purposes of the Fund’s 80% policy as a company whose earnings per share has grown by at least 5% for the 12-month period ended within any of the past eight fiscal quarter-ends.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in growth companies. The Sub-Adviser defines a growth company for purposes of the Fund’s 80% policy as a company whose earnings per share has grown by at least 5% for the 12-month period ended within any of the past eight fiscal quarter-ends.